Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

As of September 27, 2020, 7,729,892 shares were available for future grants of the Company’s common stock.

The following table summarizes the Company’s stock option activity since December 29, 2019:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 29, 2019	5,413,064	$3.73	7.3	$60,059
Granted	873,867	$21.47
Exercised	(57,280)	$2.99		$2,084
Cancelled	(516,837)	$3.76
Outstanding as of September 27, 2020	5,712,814	$6.32	6.9	$188,801
Options exercisable as of September 27, 2020	2,634,469	$2.54	5.0	$97,029
Options vested and expected to vest as of September 27, 2020	5,712,814	$6.32	6.9	$188,801

The fair value of shares vested during the 13-week period and the 39-week period ended September 27, 2020 was $984 and $1,442, respectively.

2020 Equity Incentive Plan: In July 2020, the Company’s board of directors adopted its 2020 Equity Incentive Plan (“2020 Incentive Plan”), which was subsequently approved by its stockholders and became effective on July 30, 2020. Initially, the maximum number of the Company’s common stock that may be issued under the 2020 Incentive Plan is 8,595,871 shares, which is the sum of (i) 3,000,000 new shares, plus (ii) the number of shares available for the grant of new awards under the 2013 Incentive Plan at July 30, 2020, plus (iii) the number of shares subject to outstanding stock awards granted under the 2013 Incentive Plan and that, following the July 30, 2020, terminate, expire or are otherwise forfeited, reacquired or withheld. The 2020 Incentive Plan provides that the number of shares reserved and available for issuance under the 2020 Incentive Plan will automatically increase each January 1, beginning on January 1, 2021 and ending on (and including) January 1, 2030, by an amount equal to 4% of the outstanding number of shares of common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s board of directors. Pursuant to the 2020 Incentive Plan, the Company’s board of directors granted stock options to purchase an aggregate of 820,979 shares of common stock to executive officers and employees with an exercise price of $22.00 per share.

Employee Stock Purchase Plan: In July 2020, the Company’s board of directors adopted the 2020 Employee Stock Purchase Plan (“2020 ESPP”), which was subsequently approved by the Company’s stockholders and became effective on July 30, 2020. The 2020 ESPP authorizes the initial issuance of up to 900,000 shares of the Company’s common stock to eligible employees of the Company or, as designated by the Company’s board of directors, employees of a related company. The 2020 ESPP provides that the number of shares reserved and available for issuance under the 2020 ESPP will automatically increase each January 1, beginning on January 1, 2021 and ending on (and including) January 1, 2030, by an amount equal to the lesser of (i) 1% of the outstanding number of shares of common stock on the immediately preceding December 31 and (ii) 900,000, or such lesser number of shares as determined by the Company’s board of directors. The Company’s board of directors may from time to time grant or provide for the grant to eligible employees of options to purchase common stock under the 2020 ESPP during a specific offering period. As of September 27, 2020, no offerings have been approved.

During the 13-week periods ended September 27, 2020 and September 29, 2019, the Company recognized stock-based compensation expense of $737 and $290, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, the Company recognized stock-based compensation expense of $1,481 and $576, respectively. The Company records stock-based compensation expense in selling, general and administrative expenses.

As of September 27, 2020, total unrecognized stock-based compensation expense related to unvested stock options was $11,037, which is expected to be recognized over a weighted-average period of 2.1 years.

15. Stock-Based Compensation

The Option Plan: The Vital Farms Inc. 2013 Incentive Plan (the “Option Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards and other stock-based awards to its employees, directors, officers, outside advisors and non-employee consultants outside advisors and non-employee consultants.

As of December 29, 2019, the Company has reserved 5,653,143 shares of its common stock for issuance to its employees, directors, outside advisors and non-employee consultants pursuant to the Option Plan. Unless otherwise provided, at the time of grant, the options issued pursuant to the Option Plan expire 10 years from the date of grant and generally vest over five years, with 20% vesting on the first anniversary and the balance vesting ratably over 48 months. At December 30, 2018 and December 29, 2019, 64,954 and 240,079 shares, respectively, were available for future grants of the Company’s common stock.

The Option Plan is administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee thereof. The exercise prices, vesting and other restrictions are determined at the discretion of the Company’s board of directors, or its committee if so delegated. The Company’s board of directors values the Company’s common stock, taking into consideration the most recently available valuation thereof performed by third parties, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, the Company granted to its employees and directors options to purchase an aggregate of 167,280, 886,655 and 2,519,709 shares of its common stock, respectively. The Company recorded stock-based compensation expense for options granted to employees and directors of $320, $424 and $902 during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.

During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, the Company did not grant any options to purchase shares to its non-employee consultants. The Company recorded stock-based compensation expense for options granted to non-employees of $175, $176 and $127 during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.

Stock Option Valuation: The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted to the Company’s employees and directors:

	Year Ended
	December 31, 2017	December 30, 2018	December 29, 2019
Expected term in years	6.5	6.5	6.5
Expected stock price volatility	37%	24%	40%
Risk-free interest rate	2.09%	2.76%	1.58%
Expected dividend yield	0.00%	0.00%	0.00%

Stock Options: The following table summarizes the Company’s stock option activity since December 30, 2018:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 30, 2018	3,259,079	$2.24	6.4	$4,683
Granted	2,519,709	$5.49	9.6	$22,522
Exercised	(152,908)	$1.45
Cancelled	(212,816)	$3.43

Outstanding as of December 29, 2019	5,413,064	$3.73	7.3	$60,059

Options exercisable as of December 29, 2019	2,346,733	$1.96	4.8	$30,189
Options vested and expected to vest as of December 29, 2019	5,413,064	$3.73	7.3	$60,059

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for all stock options that had exercise prices lower than the fair value of the Company’s common stock.

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2017, December 30, 2018 and December 29, 2019 was $53, $6 and $2,046, respectively.

The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2017, December 30, 2018 and December 29, 2019 was $1.38, $1.11 and $2.57, respectively.

Stock-Based Compensation: For the years ended December 31, 2017, December 30, 2018 and December 29, 2019, stock-based compensation expense of $495, $600 and $1,029, respectively, was recorded within selling, general and administrative expenses in the consolidated statements of operations.

Effective December 31, 2018, the Company adopted ASU 2018-07 and no longer remeasures the fair value of equity awards granted to non-employees at each reporting period. See Note 2, “Summary of Significant Accounting Policies.” As of December 29, 2019, total unrecognized compensation expense related to unvested stock options was $6,892, which is expected to be recognized over a weighted-average period of 2.2 years.